Exhibit 99.1

World Omni Auto Receivables Trust 2022-B
Monthly Servicer Certificate
February 28, 2023

Dates Covered
Collections Period	02/01/23 - 02/28/23
Interest Accrual Period	02/15/23 - 03/14/23
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/23	706,954,401.08	36,974
Yield Supplement Overcollateralization Amount 01/31/23	63,200,321.17	0
Receivables Balance 01/31/23	770,154,722.25	36,974
Principal Payments	27,252,236.35	641
Defaulted Receivables	797,236.52	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/23	60,085,100.49	0
Pool Balance at 02/28/23	682,020,148.89	36,302

Pool Statistics	$ Amount	# of Accounts
Pool Factor	68.46%
Prepayment ABS Speed	1.46%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	7,263,614.68	288
Past Due 61-90 days	1,836,467.47	71
Past Due 91-120 days	436,080.62	20
Past Due 121+ days	0.00	0
Total	9,536,162.77	379

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.29%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.31%
Delinquency Trigger Occurred	NO

Recoveries	679,475.67
Aggregate Net Losses/(Gains) - February 2023	117,760.85
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.18%
Prior Net Losses/(Gains) Ratio	0.65%
Second Prior Net Losses/(Gains) Ratio	0.29%
Third Prior Net Losses/(Gains) Ratio	0.37%
Four Month Average	0.37%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.20%

Overcollateralization Target Amount	6,138,181.34
Actual Overcollateralization	6,138,181.34
Weighted Average Contract Rate	4.21%
Weighted Average Contract Rate, Yield Adjusted	8.61%
Weighted Average Remaining Term	51.84

Flow of Funds	$ Amount
Collections	30,546,865.89
Investment Earnings on Cash Accounts	20,499.83
Servicing Fee	(641,795.60)
Transfer to Collection Account	-
Available Funds	29,925,570.12

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,812,090.80
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	3,821,662.58
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	14,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,138,181.34
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,271,131.23

Total Distributions of Available Funds	29,925,570.12

Servicing Fee	641,795.60
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 02/15/23	700,591,811.47
Principal Paid	24,709,843.92
Note Balance @ 03/15/23	675,881,967.55

Class A-1
Note Balance @ 02/15/23	0.00
Principal Paid	0.00
Note Balance @ 03/15/23	0.00
Note Factor @ 03/15/23	0.0000000%

Class A-2a
Note Balance @ 02/15/23	210,295,268.03
Principal Paid	17,296,890.74
Note Balance @ 03/15/23	192,998,377.29
Note Factor @ 03/15/23	77.8847366%

Class A-2b
Note Balance @ 02/15/23	90,126,543.44
Principal Paid	7,412,953.18
Note Balance @ 03/15/23	82,713,590.26
Note Factor @ 03/15/23	77.8847366%

Class A-3
Note Balance @ 02/15/23	266,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	266,000,000.00
Note Factor @ 03/15/23	100.0000000%

Class A-4
Note Balance @ 02/15/23	89,920,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	89,920,000.00
Note Factor @ 03/15/23	100.0000000%

Class B
Note Balance @ 02/15/23	29,500,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	29,500,000.00
Note Factor @ 03/15/23	100.0000000%

Class C
Note Balance @ 02/15/23	14,750,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	14,750,000.00
Note Factor @ 03/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,944,594.97
Total Principal Paid	24,709,843.92
Total Paid	26,654,438.89

Class A-1
Coupon	1.54800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.77000%
Interest Paid	485,431.58
Principal Paid	17,296,890.74
Total Paid to A-2a Holders	17,782,322.32

Class A-2b
One-Month SOFR	4.40118%
Coupon	4.97118%
Interest Paid	348,471.88
Principal Paid	7,412,953.18
Total Paid to A-2b Holders	7,761,425.06

Class A-3
Coupon	3.25000%
Interest Paid	720,416.67
Principal Paid	0.00
Total Paid to A-3 Holders	720,416.67

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	0.00
Total Paid to A-4 Holders	257,770.67

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.9778827
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.1328294
Total Distribution Amount	27.1107121

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.9589652
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	69.8018190
Total A-2a Distribution Amount	71.7607842

A-2b Interest Distribution Amount	3.2812795
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	69.8018190
Total A-2b Distribution Amount	73.0830985

A-3 Interest Distribution Amount	2.7083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7083333

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	154.66
Noteholders' Third Priority Principal Distributable Amount	596.93
Noteholders' Principal Distributable Amount	248.41

Account Balances	$ Amount
Reserve Account
Balance as of 02/15/23	4,915,858.40
Investment Earnings	16,638.11
Investment Earnings Paid	(16,638.11)
Deposit/(Withdrawal)	-
Balance as of 03/15/23	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,014,119.15	$4,421,043.15	7,051,758.42
Number of Extensions	142	150	254
Ratio of extensions to Beginning of Period Receivables Balance	0.52%	0.55%	0.85%